Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions
b)	Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2014, 2015 and 2016:

	For the years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Services provided to:
- Xiaomi Communication	—	27,144	113,458	16,341
- BJ Kingsoft	—	7,969	19,471	2,804
- BJ Xiaomi	—	275	11,689	1,684
- BJ Cheetah	—	6,712	9,478	1,365
- CD Xishanju	—	3,379	2,320	334
- TW Xiaomi	—	91	93	13
- Upwise	143	204	—	—
- DCS	18	73	—	—
- DIC	—	508	—	—

Services provided by:
- DCSS	—	—	10,883	1,567
- DIC	4,106	10,764	7,053	1,016
- WNT Technology	—	—	2,125	306
- BJ Kingsoft	—	—	1,045	151
- DCS	587	9,259	—	—
- Upwise	97	253	—	—

Purchases of equipment and property from:
- DIC	—	—	3,079	443
- SZ Youpusi	80,059	3,577	1,410	203
- DCS	330	—	—	—
- CD Xingpu	—	37,101	—	—

Loans provided to:
- Seller of Aipu Group	98,500	—	—	—
- BitCool Media	22,792	—	—	—

Loan from:
- CD Guotao	—	—	3,483	502

Repayment of loans:
- BitCool Media	35,380	—	—	—

Receipt of interest income from loan to:
- BitCool Media	1,553	—	—	—

Interest income from loan to:
- BitCool Media	956	1,211	—	—

Management service provided by:
- DCS	8,949	16,602	—	—

Future Minimum Lease Payments Under Non Cancelable Operating Leases

As of December 31, 2016, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office premises and data center space consisting of the following:

	RMB	US$
2017	124,557	17,940
2018	77,354	11,141
2019	49,505	7,130
2020	35,985	5,183
2021 and thereafter	157,641	22,705

	445,042	64,099

Parent Company
Related Party Transactions

The Company had the following related party balances as of December 31, 2015 and 2016:

	December 31,
	2015	2016
	RMB	RMB	US$
Amount due from subsidiaries
- 21Vianet HK	2,997,103	3,037,249	437,455
- Xi’an Holding	6,563	7,011	1,010
- Ventures	19,546	27,124	3,907
- Asia Cloud Technology	4,157	—	—
- WiFire Group	649	4,301	619
- Fastweb Technology	54,364	60,574	8,724
- 21V Mobile	71,031	72,361	10,422

	3,153,413	3,208,620	462,137

Amount due from related parties
Current:
- Seller of iJoy	25,974	27,748	3,997
- Seller of Aipu Group	—	70,000	10,082

	25,974	97,748	14,079

Non-current:
- Seller of Aipu Group	70,000	—	—

Amount due to subsidiaries
- 21Vianet Technology	7	7	1
- 21Vianet Beijing	3,719	9,713	1,400
- 21Vianet China	2	2	—
- DYX	—	10	1

	3,728	9,732	1,402

	December 31,
	2015	2016
	RMB	RMB	US$
Amount due to related parties
Current:
- Sellers of WiFire BJ &Yilong	2,970	—	—
- Seller of Aipu Group	76,666	30,000	4,321
- Seller of Dermot Entities	205,800	—	—
- Seller of iJoy	61,436	38,131	5,492

	346,872	68,131	9,813

Non-current:
- Sellers of Tianying	16,350	—	—
- Seller of Aipu Group	11,034	—	—

	27,384	—	—

Future Minimum Lease Payments Under Non Cancelable Operating Leases

As of December 31, 2016, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to data center space consisting of the following:

	RMB	US$
2017	18,532	2,669
2018	18,996	2,736
2019	19,471	2,804
2020	19,957	2,874
2021 and thereafter	90,486	13,033

	167,442	24,116

Condensed Balance Sheets

Condensed balance sheets

	Note		As of December 31,
			2015	2016
			RMB	RMB	US$
ASSETS
Current assets
Cash			798,200	596,871	85,967
Restricted cash			—	1,759,726	253,453
Short-term investments			—	277,946	40,033
Prepaid expenses and other current assets			66,287	103,271	14,874
Amount due from a related party	(b	)	25,974	97,748	14,079
Amount due from subsidiaries	(b	)	3,153,413	3,208,620	462,137

Total current assets			4,043,874	6,044,182	870,543

Non-current assets
Investments in subsidiaries			2,565,783	2,133,242	307,251
Amount due from a related party	(b	)	70,000	—	—
Other non-current assets			6,123	—	—

Total non-current assets			2,641,906	2,133,242	307,251

Total assets			6,685,780	8,177,424	1,177,794

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables			14,826	38,599	5,560
Short-term bank borrowings			—	1,500,000	216,045
Account payables			5,929	10,672	1,537
Interest payable			7,829	5,759	829
Amount due to related parties	(b	)	346,872	68,131	9,813
Amount due to subsidiaries	(b	)	3,728	9,732	1,402
Bonds payable	(d	)	264,250	419,316	60,394

Total current liabilities			643,434	2,052,209	295,580

Non-current liabilities
Amount due to related parties	(b	)	27,384	—	—
Bonds payable	(d	)	2,000,000	—	—

Total non-current liabilities			2,027,384	—	—

Total liabilities			2,670,818	2,052,209	295,580

Shareholders’ equity:
Class A Ordinary shares (par value of US$0.00001 per share; 1,200,000,000 and 1,200,000,000 shares authorized; 458,916,346 and 505,207,968 shares issued and outstanding as of December 31, 2015 and 2016, respectively)			30	33	4
Class B Ordinary shares (par value of US$0.00001 per share; 300,000,000 and 300,000,000 shares authorized; 63,596,248 and 174,649,638 shares issued and outstanding as of December 31, 2015 and 2016, respectively)			4	12	2
Additional paid-in capital			6,403,117	9,015,846	1,298,551
Accumulated other comprehensive (loss) income			(24,236)	118,290	17,037
Accumulated deficit			(2,170,811)	(2,804,409)	(403,918)
Treasury stock			(193,142)	(204,557)	(29,462)

Total shareholders’ equity			4,014,962	6,125,215	882,214

Total liabilities and shareholders’ equity			6,685,780	8,177,424	1,177,794

Condensed Statements of Operations

Condensed statements of operations

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(125,859)	(166,662)	(124,450)	(17,923)
Changes in the fair value of contingent purchase consideration payables	(22,629)	(43,325)	93,307	13,439

Operating loss	(148,488)	(209,987)	(31,143)	(4,484)
Other income	(199,418)	(152,100)	(169,915)	(24,473)
Share of losses from subsidiaries and Consolidated VIEs	(574)	(66,012)	(432,540)	(62,299)

Loss before income taxes	(348,480)	(428,099)	(633,598)	(91,256)
Income tax expense	—	—	—	—

Net loss	(348,480)	(428,099)	(633,598)	(91,256)

Condensed Statements of Comprehensive Loss

Condensed statements of comprehensive loss

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Net loss	(348,480)	(428,099)	(633,598)	(91,256)
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	16,835	41,518	142,526	20,528

Other comprehensive loss, net of tax of nil:	16,835	41,518	142,526	20,528

Comprehensive loss	(331,645)	(386,581)	(491,072)	(70,728)

Comprehensive loss attributable to the Company’s ordinary shareholders	(331,645)	(386,581)	(491,072)	(70,728)

Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Net cash used in operating activities	(23,952)	(26,621)	(78,567)	(11,316)
Net cash used in investing activities	(1,186,053)	(977,300)	(617,613)	(88,955)
Net cash generated from financing activities	623,214	1,798,230	494,851	71,273

Net (decrease) increase in cash	(586,791)	794,309	(201,329)	(28,998)
Cash at beginning of the year	590,682	3,891	798,200	114,965

Cash at end of the year	3,891	798,200	596,871	85,967